Share based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share based payments
Summary of changes in incentive share options outstanding

		Number of shares
		issued or issuable
	Exercise price	on exercise
Balance at January 1, 2021	$5.94	844,630
Granted	7.29	5,556
Exercised	2.52	(58,889)
Granted	6.21	31,944
Granted	6.30	13,889
Expired	2.88	(2,778)
Balance at December 31, 2021	$5.94	834,351
Granted	4.66	461,162
Exercised	2.52	(55,554)
Expired	9.12	(247,999)
Balance at December 31, 2022	$4.95	991,960
Granted	$2.24	416,319
Expired	6.98	(296,852)
Forfeited / Cancelled	3.59	(338,859)
Balance at December 31, 2023	$3.50	772,568

Summary of Incentive share options outstanding and exercisable

	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$2.40	258,346	3.19	$2.40	—	$2.40
2.52	108,234	0.68	2.52	108,334	2.52
2.61	27,778	1.66	2.61	27,778	2.61
2.88	16,666	0.75	2.88	16,666	2.88
3.21	75,000	3.87	3.87	25,000	3.87
3.24	55,556	0.14	3.24	55,556	3.24
4.63	19,444	3.40	4.63	6,481	4.63
5.40	176,822	3.05	5.40	58,941	5.40
6.21	29,166	2.29	6.21	19,444	6.21
7.29	5,556	1.13	7.29	5,556	7.29
Total	772,568	1.97	$3.50	323,756	$3.59

Summary of warrants issued and outstanding

Canadian dollar denominated warrants	Weighted
	average	Number of shares issued
	exercise price	or issuable on exercise
Balance at January 1, 2021	$3.96	1,885,195
Issuance of warrants	9.00	875,917
Issuance of warrants	5.58	105,110
Exercised warrants	4.86	(308,230)
Exercised warrants	3.78	(818,971)
Exercised warrants	3.78	(442,014)
Expired warrants	1.08	(11,111)
Expired warrants	4.86	(11,111)
Balance at December 31, 2021	$7.53	1,274,785
Exercised warrants	3.78	(210,545)
Expired warrants	3.78	(83,213)
Balance at December 31, 2022	$8.66	981,027
Expired warrants	8.66	(981,027)
Issuance of warrant (Note 13)	1.71	20,445,454
Balance at December 31, 2023	$1.71	20,445,454

United States dollar denominated warrants (US Warrant)	Weighted
	average	Number of shares issued or
	exercise price	issuable on exercise
Balance at January 1, 2022	$—	—
Issuance of warrant (Note 13)	US$3.10	2,483,150
Balance at December 31, 2022	$ US$3.10	2,483,150
Issuance of warrant (Note 13)	US$2.48	10,796,054
Balance at December 31, 2023	$ US$2.60	13,279,204

Total warrants
Balance at December 31, 2021		1,274,785
Balance at December 31, 2022		3,464,177
Balance at December 31, 2023		33,724,658

Summary of expiry of warrants

		Number of warrants	Weighted average
Grant date	Expiry date	outstanding	exercise price

November 15, 2022	November 15, 2025	2,483,150	US$3.10
February 13, 2023	February 13, 2028	10,796,054	US$2.48
August 11, 2023	August 11, 2025	20,445,454	$1.71
		33,724,658

DSU
Share based payments
Summary of RSU, PSU and DSU plan transactions

	December 31,	December 31,	December 31,
Number of Units	2023	2022	2021
Balance at January 1	235,312	176,331	173,361
Granted	418,177	71,474	15,817
Exercised	—	(12,493)	(12,847)
Expired	(37,326)	—	—
Balance at December 31	616,163	235,312	176,331

RSU
Share based payments
Summary of RSU, PSU and DSU plan transactions

	December 31,	December 31,	December 31,
Number of Units	2023	2022	2021
Balance at January 1	78,289	63,711	72,222
Granted	499,872	50,890	16,025
Exercised	(3,053)	(29,108)	(23,147)
Expired	(19,000)	(7,204)	(1,389)
Forfeited / Cancelled	(22,955)	—	—
Balance at December 31	533,153	78,289	63,711

PSU
Share based payments
Summary of RSU, PSU and DSU plan transactions

	December 31,	December 31,	December 31,
Number of Units	2023	2022	2021
Balance at January 1	63,889	87,500	—
Granted	—	18,057	87,500
Exercised	—	(28,474)	—
Expired	(29,860)	(13,194)	—
Balance at December 31	34,029	63,889	87,500